STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 24, 2023	Apr. 26, 2022	Apr. 22, 2022	Feb. 28, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Common Stock, Shares Authorized					200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share					$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized					20,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.00001
Common stock, shares outstanding					8,200,875	7,861,515
Redemption price					$ 1,000
Class of Warrant or Right, Outstanding					2,489,750
Unit Of Common Stock And Warrant [Member] | IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		2,165,000
IPO Warrants [Member] | IPO [Member] | Underwriters [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			324,750
Warrants [Member] | IPO [Member] | Underwriters [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		173,200
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 5.44
Warrants and Rights Outstanding, Maturity Date		Apr. 26, 2027
Warrants Converted To Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued					60,408
Warrants Issued For Convertible Notes [Member]
Class of Stock [Line Items]
Warrants issued shares						17,286	58,846
Pre Funded Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of shares issued					$ 54,340
Executive Chairman [Member]
Class of Stock [Line Items]
Purchase price				$ 1,000
Minimum [Member]
Class of Stock [Line Items]
Stockholders Equity, Reverse Stock Split	one-for-five (1-for-5)
Maximum [Member]
Class of Stock [Line Items]
Stockholders Equity, Reverse Stock Split	one-for-fifty (1-for-50) split